Derivative liability (Details) (USD $)	0 Months Ended		12 Months Ended
	Oct. 16, 2013		Dec. 31, 2013		Dec. 31, 2012
Fair Value Measurements [Line Items]
Fair value of derivative liability	$ 7,648,000		$ 10,095,000
Trading market values (1)	$ 5.00	[1]	$ 5.75	[1]
Term (years) (2)	2 years 3 months	[2]	2 years 29 days	[2]
Expected volatility (1)	35.60%	[1]	41.40%	[1]
Risk-free rate (2)	0.42%	[2]	0.38%	[2]
Discount rate (3)	1.28%	[3]	1.24%	[3]
Effective Exercise price (2)	$ 5.00	[2]	$ 5.00	[2]
Trigger price (2)	$ 6.25	[2]	$ 6.25	[2]
Expected months until effective registration (3)	3 months	[3]	1 month	[3]
Derivative expense			(10,095,000)
The One Group [Member]
Fair Value Measurements [Line Items]
Fair value of derivative liability	15,000,000
Additional payments to TOG Members	14,100,000
Shares required for additional payments to TOG Members	5,750,000
Exercise price of warrants	5.00
Aggregate contingent sign-on bonus	$ 900,000
Minimum price per share per agreement	$ 6.25

[1]	Level 1 inputs are quoted prices in active markets for identical assets and liabilities, or derived therefrom.
[2]	Level 2 inputs are inputs other than quoted prices that are observable.
[3]	Level 3 inputs are unobservable inputs. Inputs for which any parts are level 3 inputs are classified as level 3 in their entirety.